FAIR VALUE MEASUREMENTS (Schedule of Market observable data of similar instruments) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents:
Money market funds	$ 2,158	$ 2,650
Other current assets:
Foreign currency derivative instruments	12	6
Total financial assets	2,170	2,656
Level 1 [Member]
Cash and cash equivalents:
Money market funds	2,158	2,650
Other current assets:
Total financial assets	2,158	2,650
Level 2 [Member]
Other current assets:
Foreign currency derivative instruments	12	6
Total financial assets	$ 12	$ 6